Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2014-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9/30/2014

A.	DATES	Begin	End	# days

1	Payment Date		10/15/2014
2	Collection Period	8/6/2014	9/30/2014	56
3	Monthly Interest Period-Actual	9/17/2014	10/14/2014	28
4	Monthly Interest - Scheduled	9/17/2014	10/14/2014	28

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	104,910,000.00	104,910,000.00	-	-	24,710,677.50	80,199,322.50	0.7644583
6	Class A-2a Notes	152,720,000.00	152,720,000.00	-	-	-	152,720,000.00	1.0000000
7	Class A-2b Notes	152,720,000.00	152,720,000.00	-	-	-	152,720,000.00	1.0000000
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	80,000,000.00	80,000,000.00	-	-	-	80,000,000.00	1.0000000
10	Total Class A Notes	703,940,000.00	703,940,000.00	0.00	0.00	24,710,677.50	679,229,322.50
11	Class B Notes	30,130,000.00	30,130,000.00	-	-	-	30,130,000.00	1.0000000

12	Total Notes	$734,070,000.00	734,070,000.00	$0.00	$0.00	$24,710,677.50	709,359,322.50

	Overcollateralization
13	Exchange Note	83,702,679.54	83,702,679.54				81,700,308.51
14	Series 2014-A Notes	19,254,115.86	19,254,115.86				25,943,454.13

15	Total Overcollateralization	102,956,795.40	102,956,795.40				107,643,762.64
16	Total Target Overcollateralization	$115,509,697.77	115,509,697.77				115,509,697.77

		One-Month LIBOR		Interest Pmt Due	Per $1000	Principal	Per $1000	Interest
			Coupon Rate		Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.20000%	16,319.33	0.1555555	24,710,677.50	235.5416786	0.00
18	Class A-2a Notes		0.71000%	84,335.38	0.5522222	0.00	0.0000000	0.00
19	Class A-2b Notes	0.15360%	0.36360%	43,189.22	0.2828000	0.00	0.0000000	0.00
20	Class A-3 Notes		1.16000%	192,705.64	0.9022222	0.00	0.0000000	0.00
21	Class A-4 Notes		1.37000%	85,244.44	1.0655555	0.00	0.0000000	0.00
22	Total Class A Notes			421,794.01	0.5991903	24,710,677.50	35.1033859	0.00
23	Class B Notes		1.65000%	38,666.83	1.2833332	0.00	0.0000000	0.00

24	Totals			460,460.84	0.6272710	24,710,677.50	33.6625628	0.00

		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance		753,324,115.86	753,324,115.86				735,302,776.63

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	837,026,795.40	817,003,085.14
28	Aggregate Base Residual Value (Not Discounted)	585,024,722.56	581,088,088.96

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	-	-
30	Turn-in Ratio on Scheduled Terminations			N/A

		Units	Securitization Value
31	Securitization Value — Beginning of Period	38,062	837,026,795.40
32	Depreciation/Payments		(14,442,828.09)
33	Gross Credit Losses	(9)	(197,496.27)
34	Early Terminations — Regular	-	-
35	Scheduled Terminations — Returned	-	-
36	Payoff Units & Lease Reversals	(238)	(5,383,385.90)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	37,815	817,003,085.14

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9/30/2014

C.	SERVICING FEE

39	Servicing Fee Due	1,278,790.94

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	1,278,790.94

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,185,133.98
43	Beginning Reserve Account Balance	4,185,133.98
44	Ending Reserve Account Balance	4,185,133.98

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	37,683	99.73%	814,071,229.31
46	31 - 60 Days Delinquent	94	0.25%	2,090,998.58
47	61 - 90 Days Delinquent	8	0.02%	189,298.71
48	91+ Days Delinquent	-	0.00%	-

49	Total	37,785	100.00%	816,351,526.60

50	Prepayment Speed (1 Month)				0.23%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	-	-
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		-
53	Less: Excess Wear and Tear Received in Current Period		-
54	Less: Excess Mileage Received in Current Period		-

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		-

56	Beginning Cumulative Net Residual Losses		-
57	Current Period Net Residual Losses		-

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		-

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
60	Aggregate Securitization Value on charged-off units	9	197,496.27
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(180,498.27)

62	Current Period Net Credit Losses/(Gains)		16,998.00

63	Beginning Cumulative Net Credit Losses		-
64	Current Period Net Credit Losses		16,998.00

65	Ending Cumulative Net Credit Losses		16,998.00

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9/30/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

67	Lease Payments Received	20,712,916.92
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	-
69	Liquidation Proceeds, Recoveries & Expenses	180,498.27
70	Insurance Proceeds	-
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	-
72	Payoff Payments	5,620,041.43
73	All Other Payments Received	-

74	Collected Amounts	26,513,456.62

75	Investment Earnings on Collection Account	347.97

76	Total Collected Amounts, prior to Servicer Advances	26,513,804.59

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	26,513,804.59

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	1,278,790.94
80	Interest on the Exchange Note - to the Trust Collection Account	966,765.95
81	Principal on the Exchange Note - to the Trust Collection Account	18,021,339.23
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,278,726.70
83	Remaining Funds Payable to Trust Collection Account	4,968,181.77

84	Total Distributions	26,513,804.59

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

85	Available Funds	25,235,013.65

86	Investment Earnings on Reserve Account	64.24

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	25,235,077.89

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	63,939.55
90	Class A Noteholders' Interest Distributable Amount	421,794.01
91	Noteholders' First Priority Principal Distributable Amount	-
92	Class B Noteholders' Interest Distributable Amount	38,666.83
93	Noteholders' Second Priority Principal Distributable Amount	-
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
95	Noteholders' Regular Principal Distributable Amount	24,710,677.50
96	Remaining Funds Payable to Certificateholder	-

97	Total Distributions	25,235,077.89